STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity

The following table presents information regarding outstanding stock options as of September 30, 2014, and changes during the nine months ended September 30, 2014:

	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted- Average Remaining Contractual Life (years)
Outstanding at December 31, 2013	—	$—
Granted	1,709,102	15.76
Exercised	—	—
Forfeited	—	—
Expired	—	—

Outstanding at September 30, 2014	1,709,102	$15.76	$6.1	10

Options exercisable at September 30, 2014	—	$—	$—	—

The following table presents information regarding outstanding stock options as of December 31, 2013 and changes during the year then ended with regard to stock options allocated to us:

	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted-Average Remaining Contractual Life (years)
Beginning of 2013	4,517,063	$4.84
Granted	1,907,483	7.36
Exercised	(188,951)	3.49
Forfeited	(777,912)	3.66
Expired	(82,877)	15.56

December 31, 2013	5,374,806	$5.78	$41.7	8

Options exercisable at December 31, 2013	883,933	$10.14	$5.2	6

Weighted Average Assumptions

The weighted-average assumptions are as follows:

	2013	2012	2011
Risk-free interest rate	0.8%	0.8%	1.7%
Expected stock price volatility	63.6%	67.6%	65.8%
Expected term until exercise (years)	4	4	4
Expected dividends	—%	—%	—%

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity

The following table presents information regarding outstanding restricted stock units as of September 30, 2014, and changes during the nine months ended September 30, 2014:

	Restricted Stock Units	Aggregate Intrinsic Value (in millions)	Weighted- Average Remaining Contractual Life (years)
Outstanding at December 31, 2013	—
Granted	1,398,821
Converted	—
Forfeited	(7,107)

Outstanding at September 30, 2014	1,391,714	$26.9	4

The following table presents information regarding outstanding restricted stock units allocated to us as of December 31, 2013 and changes during the year then ended:

	Restricted Stock Units	Aggregate Intrinsic Value (in millions)	Weighted- Average Remaining Contractual Life (years)
Beginning of 2013	1,390,360
Granted	611,260
Converted	(359,994)
Forfeited	(101,455)

December 31, 2013	1,540,171	$20.1	2

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs

Stock-based compensation expense is reported as follows in the condensed consolidated statement of operations:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2014	2013	2014	2013
In millions
Cost of goods sold	$1.1	$1.3	$2.6	$3.0
Marketing and administration	1.5	2.2	3.0	6.0
Research and development	0.7	0.6	1.7	1.6

Stock-based employee compensation	$3.3	$4.1	$7.3	$10.6

Stock-based compensation expense recorded for the years ended December 31, 2013, 2012 and 2011 was allocated as follows:

	For the Year Ended December 31,
	2013	2012	2011

In millions
Cost of goods sold	$4.4	$4.8	$4.2
Marketing and administration	7.4	6.2	13.4
Research and development	2.1	2.0	2.9

Stock-based employee compensation	$13.9	$13.0	$20.5